Borrowings	9 Months Ended
Sep. 30, 2022
Borrowings.
Borrowings

19.Borrowings

	September 30,	December 31,
	2022	2021
	$’000	$’000

Non‑current
Senior Notes	1,919,269	1,916,062
Bank borrowings	658,088	485,409
External debt	2,577,357	2,401,471
Current
Senior Notes	22,708	27,195
Bank borrowings	513,562	177,216
Letters of credit	173,235	3,208
External debt	709,505	207,619

Total borrowings	3,286,862	2,609,090

External debt

External debt is made up of the following:

									September 30,	December 31,
	Currency	Maturity date			Interest rate				2022	2021
									$’000	$’000

Senior notes
IHS Holding Limited	US Dollar			2026			5.63%		504,578	496,850
IHS Holding Limited	US Dollar			2028			6.25%		505,569	497,367
IHS Netherlands Holdco B.V.	US Dollar			2027			8.00%		931,830	949,042

Bank borrowings
IHS Holding Bridge Facility	US Dollar			2023			5.50	% + CAS + SOFR	280,741	—
IHS (Nigeria) Limited	Nigerian Naira			2023			12.50%		36,739	—
IHS (Nigeria) Limited	Nigerian Naira			2023			15.00%		23,700	—
INT Towers Ltd	Nigerian Naira			2024			2.50	% + 3M NIBOR	222,834	284,882
INT Towers Ltd	US Dollar			2024			4.25	% + 3M LIBOR	73,458	92,769
IHS Côte d'Ivoire Ltd	CFA Franc			2024			5.00%		20,003	31,627
IHS Côte d'Ivoire Ltd	Euro			2024			3.00	% + 3M EURIBOR	15,204	24,156
IHS Zambia Ltd	US Dollar			2027			5.00	% + 3M LIBOR	93,907	93,164
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real			2029			3.65	% + CDI	68,531	69,768
IHS Brasil - Cessão de Infraestruturas S.A.	Brazilian Real			2028			3.05	% + CDI	83,996	—
IHS Kuwait Limited	Kuwait Dinari			2029			2.00	% + 3M KIBOR	66,198	66,257
IHS Towers South Africa Proprietary Limited	South African Rand			2029			2.75	% + 3M JIBAR	186,339	—

Letters of credit
IHS (Nigeria) Limited	US Dollar			2023	6.00	-	9.30%		56,848	—
IHS (Nigeria) Limited	US Dollar			2023	6.00	-	9.30%		10,009	—
INT Towers Ltd	US Dollar	2022	-	2023	6.00	-	10.70%		103,327	—
ITNG Limited	US Dollar			2023			9.30%		956	—
Global Independent Connect Limited	US Dollar			2023	8.25	-	9.30%		824	—
Global Independent Connect Limited	Chinese Yuan			2022	8.25	-	9.30%		1,271	3,208

									3,286,862	2,609,090

ii.Bank borrowings – new facilities, facility amendments and drawdowns during the reporting period

The Group is in compliance with the restrictive debt covenants related to the listed bonds and covenants related to external borrowings as at the quarter end.

IHS Holding (2021) Bridge Facility

IHS Holding Limited entered into a $500.0 million bridge facility agreement originally dated August 10, 2021 (as amended and/or restated from time to time, the “IHS Holding Bridge Facility”). The IHS Holding Bridge Facility is denominated in U.S. dollars and is governed by English law. Funds borrowed under the IHS Holding Bridge Facility could only be applied only toward certain acquisitions listed therein.

The interest rate under the IHS Holding Bridge Facility is equal to a compounded reference rate based on SOFR (calculated on a five RFR banking day lookback) and a credit adjustment spread plus a margin (ranging from 3.50% to 6% per annum over the duration of the IHS Holding Bridge Facility, based on the relevant margin step-up date). IHS Holding Limited also pays certain other fees and costs, including agent fees.

The IHS Holding Bridge Facility termination date was extended for a period of 6 months after its original termination date to February 10, 2023. In May 2022, the total commitments under the IHS Holding Bridge Facility were reduced by $38.6 million, and as of September 30, 2022, $280.0 million of the IHS Holding Bridge Facility was drawn.

IHS (Nigeria) Limited Facilities

IHS (Nigeria) Limited has entered into two local currency facilities, each governed by Nigerian law, as follows:

a)	a NGN 16.1 billion (approximately $36.7 million) facility in March 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited. The applicable interest rate is 12.5% per annum and funds borrowed under the facility are to be applied towards general corporate purposes (the “IHSN NG1 Facility”). The IHSN NG1 Facility will terminate in March 2023 and was fully drawn down in April 2022; and
b)	a NGN 10.0 billion (approximately $23.7 million) facility in May 2022 and guaranteed by each of IHS Holding Limited, INT Towers Limited and IHS Towers NG Limited (the “IHSN NG2 Facility”). The applicable interest rate is 15.0% per annum and funds borrowed under the facility are to be applied towards working capital requirements. The IHSN NG2 Facility will terminate in July 2023 and was fully drawn down in July 2022.

IHS Côte d’Ivoire S.A. Facility

IHS Côte d’Ivoire S.A. entered into a credit agreement originally dated June 30, 2015 (as amended and/or restated from time to time, including in August 2017 and June 2022), split into one tranche with a total commitment of €52.0 million (approximately $50.0 million) (the “CIV Euro Tranche”), and another tranche with a total commitment of XOF 44.6 billion (approximately $65.7 million) (the “CIV XOF Tranche” and, together with the CIV Euro Tranche, the “IHS Côte d’Ivoire S.A. Facility”). The CIV Euro Tranche has an interest rate of 3.00% plus 3 Month EURIBOR, (subject to a zero floor), and the CIV XOF Tranche has an interest rate of 5.00%.

The IHS Côte d’Ivoire S.A. Facility was fully drawn down in 2017, and the termination date has been extended to June 2024.

IHS Brasil - Cessão de Infraestruturas S.A. Facilities

IHS Brasil - Cessão de Infraestruturas S.A. also entered into a BRL 495.0 million (approximately $91.8 million) credit agreement originally dated April 18, 2022 (as amended and/or restated from time to time, the “GTS Facility”), which is guaranteed by Skysites Americas S.A., IHS Centennial Brasil Torres de Telecomunicacoes Ltda and IHS SP Locação de Infraestrutura Ltd.

The GTS Facility has an interest rate of CDI plus a margin of 3.05% (assuming a 252-day calculation basis) and will terminate in April 2028. The GTS Facility was fully drawn down in April 2022.

IHS Towers South Africa Proprietary Limited Facility

IHS Towers South Africa Proprietary Limited (“IHS SA”) entered into a ZAR 3,470.0 million (approximately $192.5 million) facility agreement originally dated May 26, 2022 (as amended and/or restated from time to time, (the “IHS SA Facility”), with, amongst others, certain financial institutions listed therein as original lenders. The IHS SA Facility is governed by South African law and funds borrowed under the facility were partly applied toward the payment of consideration owed pursuant to the MTN South Africa acquisition. The undrawn portion can be applied toward capital expenditure and general corporate purposes and is available for up to 24 months from the signature date of the agreement.

The IHS SA Facility has an interest rate of 2.75% plus 3 Month JIBAR, and contains customary information and negative covenants, as well as requirements for IHS SA to observe certain customary affirmative covenants (subject to certain agreed exceptions and materiality carve-outs) and maintain specified net debt to EBITDA ratios and interest coverage ratios.

The IHS SA Facility will terminate in May 2029. As of September 30, 2022, ZAR 3,400.0 million (approximately $188.7 million) of this facility has been drawn.

IHS Kuwait Limited

On August 17, 2022, IHS Kuwait Limited drew down a further KWD 0.3 million (approximately $1.0 million), from its available credit line pursuant to the loan agreement originally dated April 19, 2020 with a total commitment of the KWD equivalent of $85.0 million. This facility will terminate in April 2029, and as at September 30, 2022, KWD 21.5 million (approximately $69.0 million) of this facility was drawn down.

iii.Letters of credit

As of September 30, 2022, IHS (Nigeria) has utilized $66.8 million through funding under agreed letters of credit. These letters mature at various dates during 2023 and their interest rates range from 6% to 9.30%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of September 30, 2022, INT Towers Limited has utilized $103.3 million through funding under agreed letters of credit. These letters mature at various dates over 2022 and 2023 and their interest rates range from 6% to 10.7%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of September 30, 2022, ITNG Limited has utilized $1.0 million through funding under agreed letters of credit. These letters mature at various dates over 2023 and incur interest at a rate of 9.3%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.

As of September 30, 2022, Global Independent Connect Limited has utilized $2.1 million through funding under agreed letters of credit. These letters mature at various dates over 2022 and 2023 and their interest rates range from 8.25% to 9.3%. These letters of credit are utilized in order to fund capital and operating expenditure purchases with suppliers.